Shareholder Report	6 Months Ended	9 Months Ended	12 Months Ended		58 Months Ended
	Jan. 31, 2026	Jul. 31, 2026 USD ($) holding	Jul. 31, 2026 USD ($) holding	May 31, 2025	Jul. 31, 2026 USD ($) holding
Shareholder Report [Line Items]
Document Type			N-CSR
Amendment Flag			false
Registrant Name			EA Series Trust
Entity Central Index Key			0001592900
Entity Investment Company Type			N-1A
Document Period End Date			Jul. 31, 2026
Shareholder Report Annual or Semi-Annual			annual shareholder report
C000229231 [Member]
Shareholder Report [Line Items]
Fund Name			Defined Duration 10 ETF (formerly known as Discipline Fund ETF)
Class Name			Defined Duration 10 ETF (formerly known as Discipline Fund ETF)
Trading Symbol			DDX
Security Exchange Name			CboeBZX
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about the Defined Duration 10 ETF (the “Fund”) for the period of August 1, 2025 to July 31, 2026 (the “Period”). You can find additional information about the Fund at https://disciplinefunds.com/ddX-data/. You can also request this information by contacting us at (215) 330-4476. For information regarding your Fund shares or account, including account balances, transactions, or distributions, please contact your financial intermediary. This report describes changes to the Fund that occurred during the reporting period.

Additional Information [Text Block]
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://disciplinefunds.com/ddX-data/. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Additional Information Phone Number			(215) 330-4476
Additional Information Website			https://disciplinefunds.com/ddX-data/
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$22	0.24%

Expenses Paid, Amount			$ 22
Expense Ratio, Percent			0.24%
Factors Affecting Performance [Text Block]

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
The Fund produced positive results over the Period, supported by a shorter average fixed income duration than the broad intermediate bond universe and by its global equity tilt. Foreign equities outperformed US equities over the Period, and the Fund's overweight global allocation benefited from that.
Performance Past Does Not Indicate Future [Text]			The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

HOW DID THE FUND PERFORM FOR THE PERIOD?

Average Annual Return [Table Text Block]

PERFORMANCE
	One Year	Since Inception (9/20/2021)
Defined Duration 10 ETF - NAV	10.88%	2.64%
Solactive US Aggregate Bond Index	2.06%	-0.82%
Solactive GBS Global Markets All Cap USD Index	22.41%	11.07%
Custom blended benchmark[1]	11.32%	4.41%
Solactive GBS Emerging Markets Large & Mid Cap Index (Net Total Return)	34.59%	8.82%
Solactive GBS Developed Markets ex North America Large Index (Net Total Return)	24.78%	9.47%
Solactive GBS United States 1000 Index (Net Total Return)	18.71%	12.08%
Solactive US Aggregate Bond Index	2.06%	-0.82%
[1]20.25% Solactive GBS United States 1000 Index, 20.25% Solactive GBS Developed Markets ex North America Large & Mid Cap Index, 4.5% Solactive GBS Emerging Markets Large & Mid Cap Index, 55% Solactive US Aggregate Bond Index.

The Solactive US Aggregate Bond Index and the Solactive GBS Global Markets All Cap Index are provided as broad measures of market performance. The Custom Blended Benchmark is provided as a measure of the Fund’s investment strategy and universe.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Net total return figures assume the reinvestment of dividends after deduction of withholding tax, applying the maximum rate to nonresident individual investors who do not benefit from double taxation treaties.

Visit https://disciplinefunds.com/ddX-data/ for more recent performance information.

Performance Inception Date					Sep. 20, 2021
No Deduction of Taxes [Text Block]			The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets		$ 71,619,503	$ 71,619,503		$ 71,619,503
Holdings Count | holding		9	9		9
Advisory Fees Paid, Amount			$ 175,564
Investment Company, Portfolio Turnover			68.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of Period End)
Net Assets	$71,619,503	Fund Advisory Fees	$175,564
# of Portfolio Holdings	9	Fees Waived and/or Expenses Reimbursed	$(24,725)
Portfolio Turnover Rate*	68%	Net Fund Advisory Fees	$150,839
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

Holdings [Text Block]

FUND HOLDINGS (as a % of Net Assets)
Equity Funds		Bond Funds
State Street SPDR Portfolio Developed World ex-US ETF	15.3%	Vanguard Long-Term Treasury ETF	3.7%
Vanguard Morningstar Value ETF	14.5%
Vanguard FTSE Emerging Markets ETF	4.9%
Vanguard S&P 500 ETF	2.0%

Material Fund Change Name [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus, dated November 30, 2025, at https://disciplinefunds.com/ddX-data/ or upon request at (215) 330-4476.
Effective November 5, 2025, the investment advisory fee for the Fund was reduced to an annual rate of 0.25% of the Fund’s average daily net assets. Also effective November 5, 2025, the Fund’s name changed from “Discipline Fund ETF” to “Defined Duration 10 ETF” and the ticker symbol changed from “DSCF” to “DDX”.

C000265053 [Member]
Shareholder Report [Line Items]
Fund Name			Defined Duration 20 ETF
Class Name			Defined Duration 20 ETF
Trading Symbol			DDXX
Security Exchange Name			CboeBZX
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about the Defined Duration 20 ETF (the “Fund”) for the period of November 12, 2025 to July 31, 2026 (the “Period”). You can find additional information about the Fund at https://disciplinefunds.com/ddXX-data/. You can also request this information by contacting us at (215) 330-4476. For information regarding your Fund shares or account, including account balances, transactions, or distributions, please contact your financial intermediary.

Additional Information [Text Block]
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://disciplinefunds.com/ddXX-data/. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Additional Information Phone Number			(215) 330-4476
Additional Information Website			https://disciplinefunds.com/ddXX-data/
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$12	0.16%

Expenses Paid, Amount			$ 12
Expense Ratio, Percent			0.16%
Factors Affecting Performance [Text Block]

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
The Fund operates in an unusual environment, with equity valuations elevated across most global markets. The Fund is deliberately built as a 100% equity allocation, and it currently matches its typical twenty-year horizon primarily through global value and quality exposure. The reason is equity duration. Value and quality companies deliver more of their cash flow in the nearer term, which shortens the effective duration of the equity sleeve and brings it closer to the Fund's twenty-year target than a growth-weighted allocation would. That positioning also helped as US technology and growth exposures remained volatile over the Period.
Performance Past Does Not Indicate Future [Text]			The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

HOW DID THE FUND PERFORM FOR THE PERIOD?

Average Annual Return [Table Text Block]

PERFORMANCE
Since Inception (11/12/2025)
Defined Duration 20 ETF - NAV	13.01%
Solactive US Aggregate Bond Index	-0.85%
Solactive GBS Global Markets All Cap USD Index	12.22%
The Solactive US Aggregate Bond Index and the Solactive GBS Global Markets All Cap USD Index are provided as broad measures of market performance.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. .

Visit https://disciplinefunds.com/ddXX-data/ for more recent performance information.

Performance Inception Date		Nov. 12, 2025
No Deduction of Taxes [Text Block]			The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets		$ 18,375,972	$ 18,375,972		$ 18,375,972
Holdings Count | holding		9	9		9
Advisory Fees Paid, Amount			$ 18,598
Investment Company, Portfolio Turnover			11.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of Period End)
Net Assets	$18,375,972	Fund Advisory Fees	$18,598
# of Portfolio Holdings	9	Fees Waived and/or Expenses Reimbursed	$(6,695)
Portfolio Turnover Rate*	11%	Net Fund Advisory Fees	$11,903
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

Holdings [Text Block]

FUND HOLDINGS (as a % of Net Assets)
State Street SPDR Portfolio Developed World ex-US ETF	24.1%
Vanguard Morningstar Value ETF	12.8%
iShares MSCI USA Min Vol Factor ETF	11.9%
iShares MSCI International Value Factor ETF	11.3%
Vanguard Morningstar Total Stock Market ETF	10.9%
Vanguard FTSE Emerging Markets ETF	10.6%
Vanguard FTSE All World ex-US Small-Cap ETF	9.5%
Vanguard Morningstar Small-Cap ETF	8.6%

C000265052 [Member]
Shareholder Report [Line Items]
Fund Name			Defined Duration 5 ETF
Class Name			Defined Duration 5 ETF
Trading Symbol			DDV
Security Exchange Name			CboeBZX
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about the Defined Duration 5 ETF (the “Fund”) for the period of November 12, 2025 to July 31, 2026 (the “Period”). You can find additional information about the Fund at https://disciplinefunds.com/ddv-data/. You can also request this information by contacting us at (215) 330-4476. For information regarding your Fund shares or account, including account balances, transactions, or distributions, please contact your financial intermediary.

Additional Information [Text Block]
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://disciplinefunds.com/ddv-data/. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Additional Information Phone Number			(215) 330-4476
Additional Information Website			https://disciplinefunds.com/ddv-data/
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$17	0.23%

Expenses Paid, Amount			$ 17
Expense Ratio, Percent			0.23%
Factors Affecting Performance [Text Block]

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
During the Period, the Fund benefited from continued high short-term interest rates and a tailwind from its income, value, and quality equity sleeve. Its low duration exposure helped limit the interest rate risk that affected many longer-dated bond funds over the Period. Relative to broader fixed income measures such as the Solactive U.S. Aggregate Bond Index, the Fund carries materially less sensitivity to rate movements. The Aggregate Index reflects whatever maturity profile the market supplies, and index-tracking funds accept that profile by design. The Fund’s construction targets an average five-year defined duration. This is central to our ethos of managing shorter-term risks within an asset-liability matching framework.

Performance Past Does Not Indicate Future [Text]			The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

HOW DID THE FUND PERFORM FOR THE PERIOD?

Average Annual Return [Table Text Block]

PERFORMANCE
Since Inception (11/12/2025)
Defined Duration 5 ETF - NAV	2.80%
Solactive US Aggregate Bond Index	-0.85%
Solactive GBS Global Markets All Cap USD Index	12.22%
The Solactive US Aggregate Bond Index and the Solactive GBS Global Markets All Cap USD Index are provided as broad measures of market performance.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Visit https://disciplinefunds.com/ddv-data/ for more recent performance information.

Performance Inception Date				Nov. 12, 2025
No Deduction of Taxes [Text Block]			The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets		$ 17,965,596	$ 17,965,596		$ 17,965,596
Holdings Count | holding		6	6		6
Advisory Fees Paid, Amount			$ 19,183
Investment Company, Portfolio Turnover			106.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of Period End)
Net Assets	$17,965,596	Fund Advisory Fees	$19,183
# of Portfolio Holdings	6	Fees Waived and/or Expenses Reimbursed	$(1,535)
Portfolio Turnover Rate*	106%	Net Fund Advisory Fees	$17,648
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

Holdings [Text Block]

FUND HOLDINGS (as a % of Net Assets)
Equity Funds		Treasury Notes/Bonds
State Street SPDR Portfolio Developed World ex-US ETF	7.0%	United States Treasury Note/Bond 3.88%, 04/30/2031	33.2%
Vanguard Morningstar Value ETF	5.2%	United States Treasury Note/Bond 3.50%, 03/15/2029	23.3%